INTANGIBLES - Reconciliation of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	R$ 9,222.2	R$ 8,689.0
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	6,163.1	6,329.0
Commercial Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	571.7	671.2
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	2,134.1	1,129.7
Others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	353.3	559.1
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	15,044.4	14,014.9	R$ 12,276.8
Effects of movements in foreign exchange in the balance sheet	(1,870.2)	114.5
Effect of application of IAS 29 (hyperinflation)	1,632.6	931.0
Additions	227.4	366.1
Disposal	(0.1)	(44.4)
Transfers from/(to) other asset categories	1,039.8	370.9
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	6,163.1	6,329.0	5,653.3
Effects of movements in foreign exchange in the balance sheet	(1,096.2)	123.7
Effect of application of IAS 29 (hyperinflation)	930.3	622.0
Additions	(0.0)	(0.0)
Disposal	(0.0)	(31.0)
Transfers from/(to) other asset categories	(0.0)	(39.0)
Gross carrying amount [member] | Commercial Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	3,308.6	3,348.4	3,284.5
Effects of movements in foreign exchange in the balance sheet	(114.3)	16.3
Effect of application of IAS 29 (hyperinflation)	71.3	56.1
Additions	(0.0)	(0.0)
Disposal	(0.0)	(0.0)
Transfers from/(to) other asset categories	3.2	(8.5)
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	4,353.9	2,959.0	2,238.2
Effects of movements in foreign exchange in the balance sheet	(351.3)	(20.9)
Effect of application of IAS 29 (hyperinflation)	338.7	103.8
Additions	6.9	26.0
Disposal	(0.1)	(13.4)
Transfers from/(to) other asset categories	1,400.7	625.3
Gross carrying amount [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	1,218.8	1,378.5	1,100.8
Effects of movements in foreign exchange in the balance sheet	(308.4)	(4.6)
Effect of application of IAS 29 (hyperinflation)	292.3	149.1
Additions	220.5	340.1
Disposal	(0.0)	(0.0)
Transfers from/(to) other asset categories	(364.1)	(206.9)
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	(5,822.2)	(5,325.9)	(4,696.2)
Effects of movements in foreign exchange in the balance sheet	502.7	48.9
Effect of application of IAS 29 (hyperinflation)	(498.5)	(279.5)
Disposal	0.1	14.1
Transfers from/(to) other asset categories	1.6	(8.3)
Amortization	(502.2)	(404.9)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	(0.0)	(0.0)	(0.0)
Effects of movements in foreign exchange in the balance sheet	(0.0)	(0.0)
Effect of application of IAS 29 (hyperinflation)	(0.0)	(0.0)
Disposal	(0.0)	(0.0)
Transfers from/(to) other asset categories	(0.0)	(0.0)
Amortization		(0.0)
Accumulated depreciation, amortisation and impairment [member] | Commercial Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	(2,736.9)	(2,677.2)	(2,584.4)
Effects of movements in foreign exchange in the balance sheet	69.6	13.1
Effect of application of IAS 29 (hyperinflation)	(71.2)	(56.0)
Disposal	(0.0)	(0.0)
Transfers from/(to) other asset categories	(0.0)	8.5
Amortization	(58.1)	(58.4)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	(2,219.8)	(1,829.3)	(1,458.3)
Effects of movements in foreign exchange in the balance sheet	220.7	15.1
Effect of application of IAS 29 (hyperinflation)	(211.8)	(83.8)
Disposal	0.1	14.1
Transfers from/(to) other asset categories	1.6	(16.7)
Amortization	(401.1)	(299.7)
Accumulated depreciation, amortisation and impairment [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, final balance	(865.5)	(819.4)	R$ (653.5)
Effects of movements in foreign exchange in the balance sheet	212.4	20.7
Effect of application of IAS 29 (hyperinflation)	(215.5)	(139.7)
Disposal	(0.0)	(0.0)
Transfers from/(to) other asset categories	(0.0)	(0.1)
Amortization	R$ (43.0)	R$ (46.8)